Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 1,845,589		$ 837,485	$ 450,746
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Policy charges and fee income	(20,050)		53,496	69,986
Interest credited to policyholders’ account balances	1,177,660		1,037,731	621,645
Realized investment gains (losses), net	1,430,425		(451,417)	1,147,099
Change in value of market risk benefits, net of related hedging gain (losses)	506,994		433,955	106,773
Change in:
Future policy benefits and other insurance liabilities	2,242,861		2,689,669	2,241,530
Reinsurance related-balances	(2,205,000)		(1,124,001)	(678,725)
Accrued investment income	(135,863)		(116,571)	(110,760)
Net payables to (receivables from) parent and affiliates	(175,547)		(36,204)	(120,565)
Deferred policy acquisition costs	(848,123)		(950,022)	(581,925)
Income taxes	207,081		(228,166)	(40,796)
Derivatives, net	441,940		1,461,192	(282,729)
Other, net	(306,688)		(126,696)	(362,384)
Cash flows from (used in) operating activities	4,161,279		3,480,451	2,459,895
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	6,359,317		4,240,000	1,736,809
Fixed maturities, trading	1,570,879		802,378	97,693
Equity securities	2,558,597		961,421	189,237
Policy loans	214,557		188,153	182,973
Ceded policy loans	(112,060)		(113,148)	(119,787)
Short-term investments	887,118		1,303,977	456,983
Commercial mortgage and other loans	490,870		731,440	167,888
Other invested assets	280,923		99,852	19,693
Notes receivable from parent and affiliates	245,595		722	4,500
Payments for the purchase/origination of:
Fixed maturities, available-for-sale	(17,330,688)		(13,766,055)	(7,544,596)
Fixed maturities, trading	(2,560,208)		(1,819,224)	(857,717)
Equity securities	(2,925,243)		(2,373,486)	(678,847)
Policy loans	(307,747)		(255,811)	(1,162,959)
Ceded policy loans	99,749		125,795	151,019
Short-term investments	(795,865)		(1,441,031)	(690,173)
Commercial mortgage and other loans	(2,725,871)		(2,392,198)	(1,341,450)
Other invested assets	(939,389)		(460,721)	(190,826)
Notes receivable from parent and affiliates	(378,745)		(367,700)	(44)
Derivatives, net	(108,334)		171,230	(55,091)
Other, net	(22,519)		(3,264)	(4,808)
Cash flows from (used in) investing activities	(15,499,064)		(14,367,670)	(9,639,503)
CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders’ account deposits	16,982,148		17,265,165	12,101,043
Affiliated ceded policyholders’ account deposits	(2,093,412)		(1,169,002)	(1,189,331)
Policyholders’ account withdrawals	(4,832,965)		(3,980,496)	(3,695,248)
Affiliated ceded policyholders’ account withdrawals	685,223		764,421	625,238
Net change in securities sold under agreement to repurchase and cash collateral for loaned securities	(98,745)		(96,928)	131,577
Contributed capital	620,000		0	405,000
Return of capital	0		(550,000)	(1,400,000)
Contributed (distributed) capital - parent/child asset transfers	0		6,332	2,919
Net change in all other financing arrangements (maturities 90 days or less)	0		0	(584)
Repayments of debt (maturities longer than 90 days)	0		(180,411)	(121,772)
Drafts outstanding	(24,063)		(84,531)	(885)
Contributions from Noncontrolling Interests	185,851		250,422	29,706
Distributions to Noncontrolling Interests	(183,453)		(188,572)	0
Other, net	(352,109)		36,725	34,110
Cash flows from (used in) financing activities	10,888,475		12,073,125	6,921,773
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(449,310)		1,185,906	(257,835)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	3,325,698		2,139,792	2,397,627
CASH AND CASH EQUIVALENTS, END OF YEAR	2,876,388		3,325,698	2,139,792
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid (refunded), net	198,691	[1]	363,208	67,203
Interest paid	$ 852		$ 2,644	$ 4,533

[1]	See Note 13 for additional information regarding the income taxes paid (refunded), net amount by jurisdiction for the year ended December 31, 2025.